SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2021
Lease liabilities [member]
Statement [Line Items]
IFRS 9 classification	Amortized cost
Cash and Cash Equivalents
Statement [Line Items]
IFRS 9 classification	Amortized cost
Promissory Note Receivable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Accounts Payable and Accrued Liabilities
Statement [Line Items]
IFRS 9 classification	Amortized cost
Convertible Debentures
Statement [Line Items]
IFRS 9 classification	Amortized cost
Mortgage Payable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Debenture Unit Deposits
Statement [Line Items]
IFRS 9 classification	Amortized cost
Promissory Notes Payable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Other Deposit
Statement [Line Items]
IFRS 9 classification	Amortized cost
Other Investment
Statement [Line Items]
IFRS 9 classification	Amortized cost